Note 37 - Interest Income and Expense	12 Months Ended
Dec. 31, 2019
Interest Income And Expense
Disclosure of Interest Income Expense

37. Net interest income

37.1 Interest and other income

The breakdown of the interest and other income recognized in the accompanying consolidated income statement is as follows:

Interest and other income. Breakdown by origin (Millions of Euros)
	2019	2018	2017
Financial assets held for trading	2,041	2,057	1,306
Financial assets designated at fair value through profit or loss	159	148	73
Financial assets at fair value through other comprehensive income	1,815	1,846	1,485
Financial assets at amortized cost	25,698	24,572	24,485
Insurance activity	1,079	1,141	1,058
Adjustments of income as a result of hedging transactions	(74)	(201)	415
Other income	343	268	474
Total	31,061	29,831	29,296

The amounts recognized in consolidated equity in connection with hedging derivatives for the years ended December 31, 2019, 2018 and 2017 and the amounts derecognized from the consolidated equity and taken to the consolidated income statements during those years are included in the accompanying “Consolidated statements of recognized income and expenses”.

37.2 Interest expense

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Interest expense. Breakdown by origin (Millions of Euros)
	2019	2018	2017
Financial liabilities held for trading	1,230	1,211	87
Financial liabilities designated at fair value through profit or loss	6	41	-
Financial liabilities at amortized cost (*)	10,805	10,321	9,729
Adjustments of expense as a result of hedging transactions	(246)	(352)	665
Insurance activity	753	832	732
Cost attributable to pension funds	86	73	79
Other expense	224	113	245
Total	12,859	12,239	11,537

(*) Includes €114 million as of December 31, 2019 corresponding to interest expense on leases (see Note 22.5).